DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN

Note 1 -	DESCRIPTION OF THE PLAN
The following description of the Universal Property & Casualty 401(k) Profit Sharing Plan (the “Plan”) provides only general information. Participants should refer to the plan agreement for a more complete description of the Plan’s provisions.
General - The Plan is a defined contribution plan maintained on a 12-month plan year, which begins on January 1 and ends on December 31. The Plan was established by Universal Property & Casualty Insurance Company, the Plan’s sponsor, on January 1, 2009. Universal Property & Casualty Insurance Company is a wholly-owned subsidiary of Universal Insurance Holdings, Inc. (“UVE”). The Plan covers all employees of Universal Insurance Holdings, Inc. and its subsidiaries (collectively, the “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Effective March 1, 2026, Morgan Stanley Smith Barney LLC took on the role as a fiduciary and investment manager to the Plan.
Eligibility - Any employee of the Company who has attained 18 years of age and has completed three consecutive months of service is eligible to participate in the Plan. Eligible employees may enroll in the Plan on the first day of each month of the plan year.
Contributions - An eligible employee may elect to contribute an amount starting with 1 percent and ending with 90 percent (in whole percentages) of the contributing participant’s before-tax compensation, not to exceed current Internal Revenue Service (IRS) regulations. Participants can change the rate at which they contribute at any time during the year. Participants who have attained age 50 may make catch-up contributions in addition to their regular deferral contributions. Participants can elect whether to have their contributions subject to federal income tax each pay period or defer federal income tax until withdrawn. Eligible employees may also contribute, with the consent of the plan administrator, amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan, including the Universal Insurance Holdings Common Stock Fund, which holds common stock of UVE. The Plan restricts investment in Universal Insurance Holdings Company Stock Fund to a total of 30 percent of any contribution made by participants. The participants are able to change their investment options on a daily basis.
The employer matches participants’ contributions in an amount equal to 100 percent of each eligible participant’s contribution up to a maximum of 5 percent of the participant’s compensation for the contribution period, subject to IRS limitations.
The employer may also make a discretionary profit-sharing contribution to the Plan as determined by the Company. There was no such profit-sharing contribution during 2025.
Participant Accounts - Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the employer’s matching contribution, the employer’s discretionary profit-sharing contribution, and allocations of investment fund earnings and losses, and may be charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which the participant is entitled is the benefit that can be provided from the participant’s vested account.
Payment of Benefits - Upon termination of employment due to death, disability, or retirement, a participant (or the participant’s spouse or designated beneficiary, in the case of death) may receive 100 percent of the value of the participant’s account. Upon termination of employment due to any other reason, a participant may receive the vested portion of the value of the participant’s account.
Distributions may be in the form of a lump-sum payment or installment payments. If the participant’s vested account balance is less than $5,000, distributions will be made in a single lump-sum payment. If the participant’s vested account balance exceeds $5,000, the distribution may be made in a single lump-sum payment, installments over a period of not more than the participant’s assumed life expectancy (or the assumed life expectancies of the participant and their beneficiary), or partial withdrawals.
Hardship Withdrawals - The Plan does not allow for hardship withdrawals.
Forfeitures - Forfeitures, totalling $1,234 for the year ended December 31, 2025, were used to reduce administrative expenses and employer contributions, in accordance with the Plan. For the years ended December 31, 2025 and 2024, the forfeiture account balance was $53 and $55, respectively.
Vesting - Participants are immediately vested in both participant and employer matching contributions. Participants vest in employer discretionary profit-sharing contributions as follows:

Years of Service	Vested Percentage
2	20%
3	40%
4	60%
5	80%
6	100%
Notes Receivable from Participants - Participants may borrow from their accounts a minimum of $500 up to a maximum equal to the lesser of $50,000 or 50 percent of their account balance, with a maximum of 2 loans outstanding at a time per participant. Loan terms, excluding those for the purchase of a principal residence, range from 1 to 5 years (60 months). Loans for the purchase of a principal residence can be paid over a reasonable period of time, not to exceed 30 years. The loans are secured by the balance in the participant’s account and bear interest at rates equal to the prime rate on the date of the loan request plus 1 percent. Principal and interest are paid ratably through biweekly payroll deductions.
Termination - While it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in the plan agreement and ERISA. Upon termination of the Plan, participants become 100 percent vested in their account balances.